Events After the Reporting Period (Details) £ in Millions, $ in Millions	Feb. 02, 2018 GBP (£)	Jan. 22, 2018 EUR (€)	Jan. 11, 2018 EUR (€)	Jan. 30, 2018 EUR (€)	Jan. 26, 2018 EUR (€)	Jan. 26, 2018 USD ($)	Jan. 23, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Syndicated credit facility due March 22, 2023 | Telefónica Germany GmbH & Co. OHG
Entity Information [Line Items]
Notional amount							€ 750,000,000
Syndicated Facility Due in 2022
Entity Information [Line Items]
Notional amount								€ 2,500,000,000
Entering into significant commitments | Telefonica Deutschland Holding A.G.
Entity Information [Line Items]
Proceeds from issuance of debt			€ 200,000,000
Maturity			P15Y
Entering into significant commitments | Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Proceeds from issuance of debt		€ 1,000,000,000
Interest rate (as a percent)		1.447%
Payments to redeem notes | £	£ 750
Entering into significant commitments | Bilateral loan | Telefonica, S.A.
Entity Information [Line Items]
Loans received		€ 100,000,000		€ 100,000,000			€ 385,000,000
Entering into significant commitments | Syndicated Facility Due in 2022 | Telxius Telecom, S.A.
Entity Information [Line Items]
Loans received					€ 221,000,000	$ 75